UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Strategic Volatility Fund
 (Class A: RVOAX)
(Class I: RVOIX)

SEMI-ANNUAL REPORT
June 30, 2015

Ramius Strategic Volatility Fund
a series of Investment Managers Series Trust

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Financial Highlights	7
Consolidated Notes to Financial Statements	9
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Strategic Volatility Fund.  It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 69.3%
3,375,000	Fidelity Institutional Money Market Fund, 0.11%[1]	$3,375,000

Principal
Amount

$2,745,655	UMB Money Market Fiduciary, 0.01%[1]	2,745,655

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,120,655)	6,120,655

	TOTAL INVESTMENTS – 69.3% (Cost $6,120,655)	6,120,655
	Other Assets in Excess of Liabilities[2] – 30.7%	2,707,414

	TOTAL NET ASSETS – 100.0%	$8,828,069

[1]	The rate is the annualized seven-day yield at period end.
[2]	Includes appreciation (depreciation) on swap contracts.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Index	Ccy	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate[3]	Maturity Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays	BEFSRDCN Index		$2,699,372	Receive	-	6/3/2016	$ -	$ -
Merrill Lynch	MLESDLVS Index		$1,336,988	Receive	0.35	4/5/2016	-	-
Morgan Stanley	MSUSEVHG Index		$2,700,001	Receive	0.30	6/3/2016	-	-
Societe General	SGMDDHUS Index		$3,000,000	Receive	0.65	11/3/2017	-	-
Societe General	SPVXMP Index		$4,059,660	Receive	1.30	6/3/2016	-	-
Societe General	SPVXSP Index		$973,401	Receive	1.30	6/3/2016	-	-
TOTAL TOTAL RETURN SWAP CONTRACTS							$ -	$ -

[3]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	69.3%
Total Investments	69.3%
Other Assets in Excess of Liabilities	30.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $6,120,655)	$6,120,655
Segregated cash at Broker	2,610,115
Receivables:
Unsettled gain on swap transactions	150,283
Fund shares sold	369
Interest	358
Due from Advisor	6,464
Due from Custodian	25,242
Prepaid expenses	13,185
Total assets	8,926,671

Liabilities:
Payables:
Unsettled loss on swap transactions	10,176
Fund shares redeemed	12,080
Distribution fees (Note 7)	13
Fund accounting fees	16,258
Transfer agent fees and expenses	11,664
Auditing fees	7,116
Fund administration fees	5,404
Chief Compliance Officer fees	1,859
Custody fees	1,656
Trustees' fees and expenses	831
Accrued other expenses	31,545
Total liabilities	98,602

Net Assets	$8,828,069

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$60,455,901
Accumulated net investment loss	(202,707)
Accumulated net realized loss on swap contracts	(51,425,125)
Net Assets	$8,828,069

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$72,546
Shares of beneficial interest issued and outstanding	25,312
Redemption price*	2.87
Maximum sales charge (5.50% of offering price)**	0.17
Maximum offering price to public	$3.04

Class I Shares:
Net assets applicable to shares outstanding	$8,755,523
Shares of beneficial interest issued and outstanding	3,114,912
Redemption price	$2.81

*	A Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of the date of purchase.
**	No sales charge applies on investments of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$2,738
Total investment income	2,738

Expenses:
Advisory fees	70,423
Fund accounting fees	37,797
Transfer agent fees and expenses	26,442
Fund administration fees	16,804
Registration fees	16,462
Auditing fees	8,089
Miscellaneous	7,431
Legal fees	6,646
Custody fees	4,650
Chief Compliance Officer fees	4,150
Shareholder reporting fees	3,591
Trustees' fees and expenses	2,219
Insurance fees	711
Distribution fees (Note 7)	51

Total expenses	205,466
Advisory fees waived	(101,635)
Net expenses	103,831
Net investment loss	(101,093)

Realized and Unrealized Loss on Swap Contracts:
Net realized loss on swap contracts	(776,655)
Net change in unrealized appreciation/depreciation on swap contracts	(4,042)
Net realized and unrealized loss on swap contracts	(780,697)

Net Decrease in Net Assets from Operations	$(881,790)

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(101,093)	$(416,059)
Net realized loss on swap contracts	(776,655)	(10,665,472)
Net change in unrealized appreciation/depreciation on swap contracts	(4,042)	174,123
Net decrease in net assets resulting from operations	(881,790)	(10,907,408)

Capital Transactions:
Net proceeds from shares sold:
Class A	39,976	184,054
Class I	350,683	1,847,237
Cost of shares redeemed:
Class A1	(46,753)	(88,547)
Class I2	(2,104,396)	(14,048,536)
Net decrease in net assets from capital transactions	(1,760,490)	(12,105,792)

Total decrease in net assets	(2,642,280)	(23,013,200)

Net Assets:
Beginning of period	11,470,349	34,483,549
End of period	$8,828,069	$11,470,349

Accumulated net investment loss	$(202,707)	$(101,614)

Capital Share Transactions:
Shares sold:
Class A	14,104	41,709
Class I	123,613	428,163
Shares redeemed:
Class A	(14,487)	(21,763)
Class I	(743,414)	(3,301,801)
Net decrease in capital share transactions	(620,184)	(2,853,692)

[1]	Net of redemption fee proceeds of $183 and $1,279, respectively.
[2]	Net of redemption fee proceeds of $31 and $296, respectively.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period October 1, 2012* through December 31, 2012
Net asset value, beginning of period	$3.10		$5.21	$8.96	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.03)		(0.09)	(0.11)	(0.05)
Net realized and unrealized loss on investments	(0.21)		(2.11)	(3.63)	(0.97)
Total from investment operations	(0.24)		(2.20)	(3.74)	(1.02)

Less Distributions:
From net investment income	-		-	(0.01)	(0.02)

Redemption fee proceeds[1]	0.01		0.09	-	-

Net asset value, end of period	$2.87		$3.10	$5.21	$8.96

Total return[3]	(7.12)%	[4]	(40.69)%	(41.78)%	(10.18)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72		$80	$30	$1

Ratio of expenses to average net assets:
Before fees waived[6]	4.52%	[5]	3.14%	2.39%	2.30%	[5,7]
After fees waived[6]	2.41%	[5]	2.18%	2.10%	2.08%	[5]
Ratio of net investment loss to average net assets:
Before fees waived[6]	(4.46)%	[5]	(3.11)%	(2.31)%	(2.17)%	[5,7]
After fees waived[6]	(2.35)%	[5]	(2.15)%	(2.02)%	(1.95)%	[5]
Portfolio turnover rate	-%		-%	-%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying investment companies in which the Fund invests. The per share amount does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had fees not been waived by the Advisor. Returns shown do not include payment of maximum sales charge of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase. If the sales charges were included, total return would be lower. The returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Ratios have been updated for additional disclosure.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Period October 1, 2012* through December 31, 2012
Net asset value, beginning of period	$3.05		$5.21		$8.96		$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.03)		(0.08)		(0.12)		(0.04)
Net realized and unrealized loss on investments	(0.21)		(2.08)		(3.62)		(0.98)
Total from investment operations	(0.24)		(2.16)		(3.74)		(1.02)

Less Distributions:
From net investment income	-		-		(0.01)		(0.02)

Redemption fee proceeds[1]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$2.81		$3.05		$5.21		$8.96

Total return[4]	(7.87)%	[5]	(41.46)%		(41.75)%		(10.18)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,756		$11,391		$34,454		$77,331

Ratio of expenses to average net assets:
Before fees waived[7]	4.27%	[6]	2.89%		2.14%		2.05%	[6,8]
After fees waived[7]	2.16%	[6]	1.93%		1.85%		1.83%	[6]
Ratio of net investment loss to average net assets:
Before fees waived[7]	(4.21)%	[6]	(2.86)%		(2.06)%		(1.92)%	[6,8]
After fees waived[7]	(2.10)%	[6]	(1.90)%		(1.77)%		(1.70)%	[6]
Portfolio turnover rate	-%		-%		-%		-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying investment companies in which the Fund invests. The per share amount does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Does not include expenses of the investment companies in which the Fund invests.
[8]	Ratios have been updated for additional disclosure.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
Ramius Strategic Volatility Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve positive return in extended unfavorable equity markets (such as a long-term decline in the equity markets) while minimizing the cost of providing such protection in other market environments.  The Fund commenced investment operations on October 1, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Ramius Strategic Volatility Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Ramius Strategic Volatility Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ramius Alternative Solutions LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary may invest without limitation in commodity-linked swap agreements. The inception date of the Subsidiary was October 26, 2012.  As of June 30, 2015, assets of the Fund were $8,926,671, of which $58,473, or approximately 1%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund intends to enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

The total return swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

(c) Money Market Investments
The Fund invests a significant amount (38.2% as of June 30, 2015) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

FMPXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The net expense ratio per September 30, 2014 Annual report of Fidelity Institutional Money Market Fund was 0.18%.

The Fund invests a significant amount (31.1% as of June 30, 2015) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.  The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At June 30, 2015, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual fund operating expenses (excluding any Subsidiary expenses, acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.00% and 1.75% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until April 30, 2016, and may be terminated before that date only by the Trust's Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor advisory fee at the annual rate of 1.20% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary advisory fee in the amount of $12,904 incurred and waived for the six months ended June 30, 2015 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.

For the six months ended June 30, 2015 the Advisor waived $88,731 of its advisory fees for the Fund and $12,904 of its advisory fees for the Subsidiary.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At June 30, 2015, the amount of these potentially recoverable expenses was $304,331.  The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to not seek reimbursement of the advisory fees waived for the Subsidiary. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

2015	$13,315
2016	47,044
2017	142,337
2018	101,635

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2015, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$6,120,655
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on investments	$-

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(50,552,919)
Net unrealized appreciation (depreciation) on investments	-
Net unrealized appreciation on swap contracts	4,042
Other differences	(197,165)
Total accumulated deficit	$(50,746,042)

“Other differences” in the above table are primarily attributable to non-deductable expenses, net operating losses, and other adjustments at the Subsidiary level.  These differences may or may not be utilized in future tax years.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$-	$62,334
Long-term capital gains	-	-
Total distributions paid	$-	$62,334

At December 31, 2014, the Fund had accumulated capital loss carry forwards as follows:

	Short-Term	Long-Term	Total
Not Subject to Expiration	$34,772,511	$13,188,337	$47,960,848

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year.  As of December 31, 2014, the Fund had $2,592,071 of Post-October losses.

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Fund’s returns.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended June 30, 2015, the Fund received $214 in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of investing principally in an actively managed portfolio of swap agreements with respect to underlying indexes published by third party banks and financial institutions. The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended June 30, 2015.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended June 30, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Short-Term Investments	$6,120,655	$-	$-	$6,120,655
Total Assets	$6,120,655	$-	$-	$6,120,655

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in swap contracts during the six months ended June 30, 2015.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Swap Contracts
Commodity contracts	$(888,452)
Equity contracts	(393,394)
Foreign exchange contracts	2,084
Volatility contracts	503,107
Total	$(776,655)

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Swap Contracts
Commodity contracts	$-
Equity contracts	(29,894)
Foreign exchange contracts	4,293
Volatility contracts	21,559
Total	$(4,042)

The notional amounts of swap contracts are included on the Consolidated Schedule of Investments.  The quarterly average volumes of derivative instruments as of June 30, 2015 are as follows:

Derivatives not designated as hedging instruments
Commodity contracts	Swap contracts	Notional amount	$4,974,429
Equity contracts	Swap contracts	Notional amount	11,945,151
Foreign exchange contracts	Swap contracts	Notional amount	1,320,000
Volatility contracts	Swap contracts	Notional amount	29,700,319

Note 11 –Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On July 31, 2015, the Board of Trustees has approved a Plan of Liquidation for the Ramius Strategic Volatility Fund (the “Fund”), which authorized the termination, liquidation and dissolution of the Fund.  In order to effect such liquidation, the Fund was closed to all new investment effective August 3, 2015.  Shareholders were able to redeem their shares until the date of liquidation. The Fund will be liquidated on or about September 4, 2015 (the “Liquidation Date”).  On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

Ramius Strategic Volatility Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/15	6/30/15	1/1/15 – 6/30/15
Class A	Actual Performance	$1,000.00	$928.80	$11.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.86	12.01
Class I	Actual Performance	1,000.00	921.30	10.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.10	10.77

*	Expenses are equal to the Fund’s annualized expense ratios of 2.41% and 2.16% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Ramius Strategic Volatility Fund
a series of Investment Managers Series Trust

Investment Advisor
Ramius Alternative Solutions LLC
599 Lexington Avenue
 New York, New York 10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Strategic Volatility Fund – Class A	RVOAX	461418 154
Ramius Strategic Volatility Fund – Class I	RVOIX	461418 147

Privacy Principles of the Ramius Strategic Volatility Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Strategic Volatility Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Strategic Volatility Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2015